Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds

10. Borrowed Funds

Borrowed funds at December 31 are summarized as follows:

	2011		2010
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

Securities sold under agreements to repurchase:
FHLB	$800,000	4.53%	$2,150,000	4.29%
Other brokers	6,150,000	4.44	12,650,000	4.00
Total securities sold under agreements to repurchase	6,950,000	4.45	14,800,000	4.04

Advances from the FHLB	8,125,000	3.39	14,875,000	3.99
Total borrowed funds	$15,075,000	3.87%	$29,675,000	4.02%

Accrued interest payable	$66,252		$151,215

The average balances of borrowings and the maximum amount outstanding at any month-end are as follows:

	At or for the Year Ended December 31,

	2011	2010	2009

	(Dollars in thousands)

Repurchase Agreements:
Average balance outstanding during the year	$9,127,800	$15,034,110	$ 15,100,221

Maximum balance outstanding at any month-end during the year	$14,750,000	$15,100,000	$ 15,100,000

Weighted average rate during the period	4.37%	4.10%	4.05%

FHLB Advances:
Average balance outstanding during the year	$13,349,342	$14,875,000	$ 15,035,798

Maximum balance outstanding at any month-end during the year	$14,875,000	$14,875,000	$ 15,575,000

Weighted average rate during the period	3.44%	4.04%	4.01%

Notes to Consolidated Financial Statements

At December 31, 2011, approximately $7.93 billion of our borrowed funds may be put back to us at the discretion of the issuer after an initial no-put period. At that date, borrowed funds had scheduled maturities and potential put dates as follows:

	Borrowings by Scheduled Maturity Date		Borrowings by Earlier of Scheduled Maturity or Next Potential Put Date
Year	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

2012	$2,900,000	0.88%	$5,575,000	2.57%
2013	-	-	1,325,000	4.69
2014	-	-	3,725,000	4.47
2015	75,000	4.62	275,000	4.10
2016	3,925,000	4.92	3,925,000	4.92
2017	2,475,000	4.37	-	-
2018	700,000	3.65	250,000	3.10
2019	1,725,000	4.62	-	-
2020	3,275,000	4.53	-	-

Total	$15,075,000	3.87%	$15,075,000	3.87%

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase, at or for the years ended December 31 are as follows:

	At December 31,

	2011	2010	2009

	(In thousands)

Amortized cost of collateral:
United States government-sponsored enterprise securities	$500,000	$2,529,995	$2,429,640
Mortgage-backed securities	8,467,397	14,653,221	14,482,533

Total amortized cost of collateral	$8,967,397	$17,183,216	$16,912,173

Fair value of collateral:
United States government-sponsored enterprise securities	$500,464	$2,475,720	$2,363,328
Mortgage-backed securities	8,747,418	15,125,185	15,115,964

Total fair value of collateral	$9,247,882	$17,600,905	$17,479,292

During the first quarter of 2011, we completed a restructuring of our balance sheet (referred to as the “Restructuring Transaction”) that included the extinguishment of $12.50 billion of structured borrowings. The borrowings extinguished were structured putable borrowings with a weighted average rate of 3.56% and consisted of borrowings with the Federal Home Loan Bank of New York (“FHLB”) and some of the larger banks in the industry. The extinguishments were funded by proceeds from the sales of $8.58 billion of mortgage-backed securities available for sale and $80.0 million of investment securities available for sale. We also placed on the balance sheet, as part of the funding for the Restructuring Transaction, $5.00 billion of fixed-rate, fixed-maturity borrowings with a weighted average rate of 0.66%. These new borrowings have monthly maturities of $250.0 million that began in April 2011 and will conclude in November 2012.

Notes to Consolidated Financial Statements

The Company also extinguished $4.3 billion of structured putable borrowings with a weighted average rate of 4.21% during the fourth quarter of 2011. The extinguishments were funded by excess liquidity provided by cash flows received in the ordinary course of business. The cash flows were primarily from $3.1 billion in calls of investment securities during the second half of 2011 and, to a lesser extent, proceeds received from the repayment of mortgage-related assets.

The Restructuring Transaction and the extinguishment of debt during the fourth quarter of 2011, (collectively referred to as the “Transactions”) resulted in a pre-tax charge of $1.90 billion which was recorded in non-interest expense during 2011.

During the year ended December 31, 2011, we also modified $4.00 billion of putable borrowings to fixed-maturity borrowings thereby eliminating the put option.

The Company had two collateralized borrowings in the form of repurchase agreements totaling $100.0 million with Lehman Brothers, Inc. Lehman Brothers, Inc. is currently in liquidation under the Securities Industry Protection Act (“SIPA”). Mortgage-backed securities with an amortized cost of approximately $114.1 million were pledged as collateral for these borrowings and we demanded the return of this collateral. The trustee for the SIPA liquidation of Lehman Brothers, Inc. (the “Trustee”) notified the Company in the fourth quarter of 2011 that it no longer holds these securities and considers our claim to be approximately $13.9 million representing the excess of the market value of the collateral over the $100 million repurchase price. While we dispute the Trustee’s calculation of the claim, as a result of the Trustee’s position, we removed the mortgage-backed securities and the borrowings from our balance sheet and recorded the net amount as a receivable included in other assets (the “Net Claim”). While we intend to pursue full recovery of our Net Claim, we established a reserve of $3.9 million against the receivable balance at December 31, 2011. There can be no assurances as to the amount of the final settlement of this transaction.

At December 31, 2011, we had unused lines of credit available from the FHLB, other than repurchase agreements, of up to $500.0 million. These lines of credit are renewed on an annual basis by the FHLB. Our advances from the FHLB are secured by our investment in FHLB stock and by a blanket security agreement. This agreement requires us to maintain as collateral certain qualifying assets (such as one- to-four family residential mortgage loans) with a fair value, as defined, at least equal to 110% of any outstanding advances.